19. Related Party Transactions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Loans to related parties activity [Roll Forward]
Balance, beginning	$ 10,952	$ 14,479
Additions	3,546	3,177
Reductions	(6,775)	(6,704)
Balance, ending	7,723	10,952
Unused commitments	574	680
Deposits from related parties	$ 3,531	$ 3,778